Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summary of the Quarterly Results of Operations
The following is a summary of the quarterly results of operations for the years ended December 31, 2019 and 2018 (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2019
Total revenue	$358,718	$415,148	$374,237	$354,656	$1,502,759
Total operating expenses	334,966	366,699	347,161	365,330	1,414,156
Gain (loss) on sale of assets and hotel properties	233	328	2,362	23,203	26,126
Operating income (loss)	$23,985	$48,777	$29,438	$12,529	$114,729
Net income (loss)	$(46,622)	$(21,352)	$(39,086)	$(35,619)	$(142,679)
Net income (loss) attributable to the Company	$(38,017)	$(16,282)	$(31,177)	$(28,159)	$(113,635)
Net income (loss) attributable to common stockholders	$(48,661)	$(26,926)	$(41,822)	$(38,803)	$(156,212)
Diluted income (loss) attributable to common stockholders per share	$(4.94)	$(2.73)	$(4.21)	$(3.90)	$(15.77)	(1)
Weighted average diluted common shares	9,941	9,994	9,997	9,997	9,984
2018
Total revenue	$342,207	$389,164	$355,930	$343,488	$1,430,789
Total operating expenses	318,945	346,129	326,601	349,175	1,340,850
Gain (loss) on sale of assets and hotel properties	$(9)	$412	$(9)	$81	$475
Operating income (loss)	$23,253	$43,447	$29,320	$(5,606)	$90,414
Net income (loss)	$(32,649)	$(23,351)	$(34,261)	$(66,048)	$(156,309)
Net income (loss) attributable to the Company	$(26,271)	$(18,306)	$(27,589)	$(54,800)	$(126,966)
Net income (loss) attributable to common stockholders	$(36,915)	$(28,950)	$(38,234)	$(65,444)	$(169,543)
Diluted income (loss) attributable to common stockholders per share	$(3.91)	$(3.02)	$(3.96)	$(6.58)	$(17.52)	(1)
Weighted average diluted common shares	9,537	9,689	9,747	9,932	9,728

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(1) The sum of the diluted income (loss) attributable to common stockholders per share for the four quarters in 2019 and 2018 differs from the annual diluted income (loss) attributable to common stockholders per share due to the required method of computing the weighted average diluted common shares in the respective periods.